SUBSEQUENT EVENTS (Details) - USD ($)	Nov. 30, 2021	Nov. 10, 2021	Feb. 08, 2021	Dec. 21, 2021	Sep. 30, 2021	Dec. 31, 2020
Class B Common Stock
Subsequent Events
Common shares, shares issued			6,900,000		6,900,000	6,900,000
Common shares, shares outstanding			6,900,000		6,900,000	6,900,000
Subsequent Event | Class B Common Stock
Subsequent Events
Common stock dividends (in per share)			$ 0.2
Common shares, shares issued			6,900,000
Common shares, shares outstanding			6,900,000
Subscription Agreements
Subsequent Events
Maximum threshold period, from the date SEC notifies review not required, for registration statement to become effective after Business Combination		10 days
PIPE
Subsequent Events
Maximum threshold period for registration statement to become effective after business combination if SEC reviews registration statement		90 days
PIPE | Subscription Agreements | New Brivo
Subsequent Events
Principal amount of the convertible notes of New Brivo		$ 75,000,000
Promissory Note | Richard Chera
Subsequent Events
Period within which promissory note becomes due	12 months
Maximum amount of promissory notes convertible into warrants	$ 1,500,000
Promissory note, outstanding balance				$ 100,000